Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Operating results of discontinued operations
Income from discontinued operations	$ (2,024)	$ 769	$ 405	$ 1,616	$ 2,170	$ 1,456	$ 1,977	$ (5,501)	$ 766	$ 102	$ 8,197
Current Assets
Total Current assets	57,050				49,075				57,050	49,075
Noncurrent Assets
Total Noncurrent assets	30,197				30,868				30,197	30,868
Current Liabilities
Total Current liabilities	11,680				9,894				11,680	9,894
Noncurrent Liabilities
Total Noncurrent liabilities	1,283				1,165				1,283	1,165
Certain operating and intellectual property assets of Joe's brand and business | Sale of assets
Operating results of discontinued operations
Net Sales									104,530	111,766	109,158
Income from discontinued operations, before provision for income taxes									1,195	4,719	14,985
Income tax expense									429	4,617	6,788
Income from discontinued operations									766	102	8,197
Current Assets
Accounts receivable, net	1,309				1,202				1,309	1,202
Factored accounts receivable, net	19,316				17,690				19,316	17,690
Inventories, net	35,965				29,919				35,965	29,919
Prepaid expenses and other current assets	460				264				460	264
Total Current assets	57,050				49,075				57,050	49,075
Noncurrent Assets
Property and equipment, net	2,143				2,697				2,143	2,697
Goodwill	3,836				3,836				3,836	3,836
Intangible assets	24,000				24,000				24,000	24,000
Other assets	218				335				218	335
Total Noncurrent assets	30,197				30,868				30,197	30,868
Assets of held for sale	87,247				79,943				87,247	79,943	$ 62,208
Current Liabilities
Accounts payable and accrued expenses	11,680				9,894				11,680	9,894
Total Current liabilities	11,680				9,894				11,680	9,894
Noncurrent Liabilities
Deferred Rent	1,283				1,165				1,283	1,165
Total Noncurrent liabilities	1,283				1,165				1,283	1,165
Liabilities held for sale	$ 12,963				$ 11,059				$ 12,963	$ 11,059